Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,865,619,845.58
Total Fee Amount	249,308.93
Total Offset Amount	0.00
Net Fee	$ 249,308.93
Offering Table N/A
Offset Table N/A	N/A